Finance Income and Finance Expense (Tables)	12 Months Ended
Dec. 31, 2024
Finance Income and Finance Expense [Abstract]
Schedule of Finance Income and Finance Expense
	2024	2023	2022
Interest income	3,327	336,393	119,652
Revaluation gain from derivative financial instruments	-	16,766	472,389
Gain on modification of financial instruments	-	40,933	-
Total finance income	3,327	394,092	592,041
Interest expense (incl. bank charges)	19,803	1,149,075	946,958
Net foreign currency exchange loss	576,586	498,003	319,959
Revaluation loss from derivative financial instruments	-	201,734	-
Loss on modification of financial instruments	-	8,144	-
Transaction costs	240,399	-	1,191
Total finance expense	836,788	1,856,956	1,268,108
Finance expense, net	(833,461)	(1,462,864)	(676,067)